UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10067

Investment Company Act File Number

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance VT Floating-Rate Income Fund

Eaton Vance VT Large-Cap Value Fund

Eaton Vance

VT Floating-Rate Income Fund

September 30, 2012

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 94.7%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 1.8%
Booz Allen Hamilton Inc.
Term Loan, 4.50%, Maturing July 31, 2019	$400	$402,792
DAE Aviation Holdings, Inc.
Term Loan, 5.45%, Maturing July 31, 2014	1,446	1,446,356
Term Loan, 5.45%, Maturing July 31, 2014	1,525	1,525,113
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017	187	189,077
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012	747	633,288
Sequa Corporation
Term Loan, 3.72%, Maturing December 3, 2014	1,000	999,500
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	715	716,456
Transdigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017	422	425,240
Term Loan, 4.00%, Maturing February 14, 2017	909	915,913

		$7,253,735

Air Transport — 0.3%
Evergreen International Aviation, Inc.
Term Loan, 11.50%, Maturing June 30, 2015	$419	$393,655
Orbitz Worldwide Inc.
Term Loan, 3.22%, Maturing July 25, 2014	713	694,154

		$1,087,809

Automotive — 4.9%
Allison Transmission, Inc.
Term Loan, 2.72%, Maturing August 7, 2014	$1,175	$1,178,769
Term Loan, 4.25%, Maturing August 23, 2019	1,421	1,428,101
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017	496	496,241
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017	4,060	4,147,594
Federal-Mogul Corporation
Term Loan, 2.17%, Maturing December 29, 2014	645	630,940
Term Loan, 2.16%, Maturing December 28, 2015	2,432	2,377,718
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	3,975	4,016,407
HHI Holdings LLC
Term Loan, 7.75%, Maturing March 21, 2017	321	320,872
Metaldyne Company LLC
Term Loan, 5.25%, Maturing May 18, 2017	739	750,755
SRAM, LLC
Term Loan, 4.77%, Maturing June 7, 2018	597	604,781
Tomkins LLC
Term Loan, 4.25%, Maturing September 29, 2016	1,742	1,755,107
TriMas Corporation
Term Loan, 4.25%, Maturing June 21, 2017	459	459,653
Veyance Technologies, Inc.
Term Loan, 2.47%, Maturing July 31, 2014	123	121,417
Term Loan, 2.47%, Maturing July 31, 2014	857	847,688
Term Loan - Second Lien, 5.98%, Maturing July 31, 2015	1,000	960,000

		$20,096,043

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Building and Development — 1.0%
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018	$346	$346,662
Goodman Global Inc.
Term Loan, 5.75%, Maturing October 28, 2016	721	724,616
Preferred Proppants, LLC
Term Loan, 7.50%, Maturing December 15, 2016	347	330,875
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	1,958	1,972,351
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 30, 2019	721	728,408

		$4,102,912

Business Equipment and Services — 8.3%
ACCO Brands Corporation
Term Loan, 4.25%, Maturing April 30, 2019	$249	$250,849
Acosta, Inc.
Term Loan, 5.00%, Maturing March 1, 2018	1,865	1,877,009
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017	786	788,162
Affinion Group, Inc.
Term Loan, 5.00%, Maturing July 16, 2015	1,397	1,287,399
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017	493	494,347
Altegrity, Inc.
Term Loan, 2.97%, Maturing February 21, 2015	1,033	963,518
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017	305	305,700
Brand Energy & Infrastructure Services, Inc.
Term Loan, 3.68%, Maturing February 7, 2014	503	498,883
Brickman Group Holdings Inc.
Term Loan, 5.50%, Maturing October 14, 2016	1,436	1,450,720
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017	502	507,955
ClientLogic Corporation
Term Loan, 7.21%, Maturing January 30, 2017	1,132	1,041,676
Corporate Executive Board Company, The
Term Loan, 5.00%, Maturing July 2, 2019	250	251,406
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017	250	251,250
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016	266	266,554
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018	1,019	904,252
EIG Investors Corp.
Term Loan, 7.75%, Maturing April 20, 2018	1,074	1,081,950
Term Loan - Second Lien, 11.00%, Maturing October 22, 2018	125	126,250
Expert Global Solutions, Inc.
Term Loan, 8.00%, Maturing April 3, 2018	945	953,915
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 6.75%, Maturing January 31, 2019	274	276,817
Genpact International, Inc.
Term Loan, 4.25%, Maturing August 30, 2019	800	803,500
Go Daddy Operating Company, LLC
Term Loan, 5.50%, Maturing December 17, 2018	668	666,368
IMS Health Incorporated
Term Loan, 4.50%, Maturing August 25, 2017	172	173,279

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017	$1,407	$1,416,275
Kronos, Inc.
Term Loan, 6.25%, Maturing December 28, 2017	372	377,770
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	1,574	1,565,159
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017	328	328,125
Monitronics International Inc.
Term Loan, 5.50%, Maturing March 16, 2018	423	428,425
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018	2,123	2,138,518
Sabre, Inc.
Term Loan, 2.22%, Maturing September 30, 2014	720	718,642
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017	345	346,043
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016	270	271,876
SunGard Data Systems, Inc.
Term Loan, 3.91%, Maturing February 26, 2016	2,837	2,847,150
Term Loan, 3.98%, Maturing February 28, 2017	740	743,345
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017	839	839,375
Trans Union, LLC
Term Loan, 5.50%, Maturing February 12, 2018	1,822	1,841,384
Travelport LLC
Term Loan, 2.86%, Maturing August 23, 2013	154	147,530
Term Loan, 4.96%, Maturing August 21, 2015	1,674	1,599,342
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017	53	53,171
Term Loan, 6.00%, Maturing July 28, 2017	269	271,662
West Corporation
Term Loan, 5.50%, Maturing July 15, 2016	742	748,833
Term Loan, 5.50%, Maturing July 15, 2016	1,808	1,824,879
Term Loan, 5.75%, Maturing June 29, 2018	574	579,657

		$34,308,920

Cable and Satellite Television — 3.1%
Atlantic Broadband Finance, LLC
Term Loan, 5.25%, Maturing April 4, 2019	$623	$627,446
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017	1,007	1,013,105
Bragg Communications Incorporated
Term Loan, 4.00%, Maturing February 28, 2018	199	199,995
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019	2,313	2,325,666
Charter Communications Operating, LLC
Term Loan, 3.47%, Maturing September 6, 2016	1,523	1,526,930
Term Loan, 4.00%, Maturing May 15, 2019	597	600,955
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018	226	227,172
Kabel Deutschland GMBH
Term Loan, 4.25%, Maturing February 1, 2019	2,675	2,682,880
MCC Iowa LLC
Term Loan, 1.94%, Maturing January 30, 2015	1,904	1,870,732

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
UPC Financing Partnership
Term Loan, 3.73%, Maturing December 30, 2016	$753	$749,531
Term Loan, 3.73%, Maturing December 29, 2017	1,000	997,188

		$12,821,600

Chemicals and Plastics — 3.7%
AZ Chem US Inc.
Term Loan, 7.25%, Maturing December 22, 2017	$1,240	$1,267,336
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018	324	327,429
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017	1,215	1,223,586
Houghton International, Inc.
Term Loan, 6.75%, Maturing January 29, 2016	330	333,439
Huntsman International, LLC
Term Loan, 2.79%, Maturing April 19, 2017	1,180	1,177,970
Ineos US Finance LLC
Term Loan, 6.50%, Maturing May 4, 2018	2,664	2,695,041
Momentive Performance Materials Inc.
Term Loan, 3.75%, Maturing May 29, 2015	323	313,674
Momentive Performance Materials USA Inc.
Term Loan, 3.75%, Maturing May 5, 2015	438	424,600
Momentive Specialty Chemicals Inc.
Term Loan, 2.48%, Maturing May 3, 2013	486	481,324
Term Loan, 4.00%, Maturing May 5, 2015	679	675,160
Term Loan, 4.13%, Maturing May 5, 2015	290	288,470
Term Loan, 4.13%, Maturing May 5, 2015	474	461,906
Term Loan, 4.25%, Maturing May 5, 2015	769	749,527
Omnova Solutions Inc.
Term Loan, 5.50%, Maturing May 31, 2017	1,402	1,414,052
PolyOne Corp.
Term Loan, 5.00%, Maturing December 20, 2017	486	490,251
Styron S.A.R.L., LLC
Term Loan, 8.00%, Maturing August 2, 2017	1,531	1,471,992
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing February 8, 2018	91	91,752
Term Loan, 4.25%, Maturing February 8, 2018	333	336,425
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017	1,204	1,200,835

		$15,424,769

Clothing/Textiles — 0.2%
Ascena Retail Group, Inc.
Term Loan, 4.75%, Maturing June 14, 2018	$424	$427,824
Wolverine Worldwide, Inc.
Term Loan, Maturing July 31, 2019(2)	250	253,281

		$681,105

Conglomerates — 1.9%
Jason Incorporated
Term Loan, 8.25%, Maturing September 21, 2014	$113	$113,243
Term Loan, 7.75%, Maturing September 22, 2014	74	74,444
Term Loan, 8.25%, Maturing September 22, 2014	46	45,617
Rexnord Corporation
Term Loan, 5.00%, Maturing April 2, 2018	1,613	1,622,389

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
RGIS Services, LLC
Term Loan, 4.61%, Maturing October 18, 2016	$938	$928,251
Term Loan, 5.50%, Maturing October 18, 2017	672	670,785
Rocket Software, Inc.
Term Loan, 7.00%, Maturing February 8, 2018	223	223,871
Spectrum Brands, Inc.
Term Loan, 5.02%, Maturing June 17, 2016	708	712,301
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018	3,388	3,380,497

		$7,771,398

Containers and Glass Products — 0.9%
Berry Plastics Holding Corporation
Term Loan, 2.22%, Maturing April 3, 2015	$1,794	$1,786,478
BWAY Corporation
Term Loan, 4.25%, Maturing February 23, 2018	117	117,544
Term Loan, 4.25%, Maturing February 23, 2018	1,161	1,166,327
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018	200	199,500
TricorBraun, Inc.
Term Loan, 5.50%, Maturing May 3, 2018	300	302,250

		$3,572,099

Cosmetics/Toiletries — 0.5%
Bausch & Lomb, Inc.
Term Loan, 5.25%, Maturing May 17, 2019	$1,421	$1,438,850
Huish Detergents, Inc.
Term Loan, 2.22%, Maturing April 25, 2014	569	543,628

		$1,982,478

Drugs — 0.7%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017	$1,035	$1,034,602
Endo Pharmaceuticals Holdings Inc.
Term Loan, 4.00%, Maturing June 18, 2018	172	172,792
Warner Chilcott Company, LLC
Term Loan, 4.25%, Maturing March 15, 2018	350	351,375
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018	266	266,875
Term Loan, 4.25%, Maturing March 15, 2018	701	702,750
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018	482	483,140

		$3,011,534

Ecological Services and Equipment — 0.2%
ADS Waste Holdings
Term Loan, Maturing September 11, 2019(2)	$950	$957,916

		$957,916

Electronics/Electrical — 6.0%
Aeroflex Incorporated
Term Loan, 5.75%, Maturing May 9, 2018	$736	$735,103
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016	1,370	1,353,349

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	$1,447	$1,460,913
CommScope, Inc.
Term Loan, 4.25%, Maturing January 12, 2018	1,478	1,487,197
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018	726	707,627
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018	1,284	1,293,699
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016	493	496,651
Freescale Semiconductor, Inc.
Term Loan, 4.48%, Maturing December 1, 2016	1,870	1,831,924
Infor (US), Inc.
Term Loan, 6.75%, Maturing April 5, 2018	2,494	2,496,348
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018	675	679,008
Microsemi Corporation
Term Loan, 4.00%, Maturing February 2, 2018	693	698,005
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018	421	424,957
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017	1,281	1,294,906
Term Loan, 5.50%, Maturing March 3, 2017	470	479,459
Term Loan, 5.25%, Maturing March 19, 2019	846	857,026
Open Solutions, Inc.
Term Loan, 2.58%, Maturing January 23, 2014	997	964,740
Rovi Solutions Corporation
Term Loan, 4.00%, Maturing March 29, 2019	398	385,065
SafeNet Inc.
Term Loan, 2.72%, Maturing April 12, 2014	312	311,584
Sensata Technologies Finance Company, LLC
Term Loan, 4.00%, Maturing May 11, 2018	1,753	1,764,742
Serena Software, Inc.
Term Loan, 4.23%, Maturing March 10, 2016	1,648	1,631,574
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	474	476,774
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	589	597,016
SS&C Technologies Inc.
Term Loan, 5.00%, Maturing June 7, 2019	63	64,131
Term Loan, 5.00%, Maturing June 7, 2019	611	617,354
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	126	126,514
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	491	493,301
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017	902	909,880

		$24,638,847

Equipment Leasing — 0.9%
BakerCorp International, Inc.
Term Loan, 5.00%, Maturing June 1, 2018	$1,349	$1,355,221
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	625	632,031

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017	$1,750	$1,774,063

		$3,761,315

Financial Intermediaries — 2.9%
American Capital Holdings, Inc.
Term Loan, 5.50%, Maturing July 19, 2016	$400	$404,000
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	553	560,356
CB Richard Ellis Services, Inc.
Term Loan, 3.47%, Maturing March 5, 2018	317	317,940
Term Loan, 3.72%, Maturing September 4, 2019	300	300,277
Citco III Limited
Term Loan, 5.50%, Maturing June 29, 2018	815	820,798
First Data Corporation
Term Loan, 2.97%, Maturing September 24, 2014	22	21,741
Term Loan, 2.97%, Maturing September 24, 2014	22	22,097
Term Loan, 2.97%, Maturing September 24, 2014	23	22,716
Term Loan, 4.22%, Maturing March 23, 2018	830	794,406
Term Loan, Maturing September 30, 2018(2)	625	615,104
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	953	937,818
Hamilton Lane Advisors, LLC
Term Loan, 6.50%, Maturing February 23, 2018	366	365,625
Harbourvest Partners, LLC
Term Loan, 6.25%, Maturing December 16, 2016	403	403,522
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	447	444,268
LPL Holdings, Inc.
Term Loan, 2.72%, Maturing March 29, 2017	390	385,125
Term Loan, 4.00%, Maturing March 29, 2019	1,517	1,524,014
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	321	324,147
MIP Delaware, LLC
Term Loan, 5.50%, Maturing July 12, 2018	331	332,749
Nuveen Investments, Inc.
Term Loan, 5.90%, Maturing May 12, 2017	776	775,925
Term Loan, 5.90%, Maturing May 13, 2017	989	989,514
Oz Management LP
Term Loan, 1.72%, Maturing November 15, 2016	647	572,160
RJO Holdings Corp.
Term Loan, 6.22%, Maturing December 10, 2015(3)	7	6,107
Term Loan, 6.97%, Maturing December 10, 2015(3)	235	183,747
RPI Finance Trust
Term Loan, 4.00%, Maturing November 9, 2018	423	426,394
Vantiv, LLC
Term Loan, 3.75%, Maturing March 27, 2019	224	224,854

		$11,775,404

Food Products — 4.0%
Blue Buffalo Company, Ltd.
Term Loan, 6.50%, Maturing August 8, 2019	$575	$576,078
Dean Foods Company
Term Loan, 1.60%, Maturing April 2, 2014	2,131	2,123,537

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Del Monte Foods Company
Term Loan, 4.50%, Maturing March 8, 2018	$3,040	$3,041,706
Dole Food Company Inc.
Term Loan, 5.04%, Maturing July 6, 2018	484	486,194
High Liner Foods Incorporated
Term Loan, 7.00%, Maturing December 19, 2017	248	250,606
JBS USA Holdings Inc.
Term Loan, 4.25%, Maturing May 25, 2018	2,965	2,957,506
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018	1,282	1,291,695
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017	2,352	2,364,134
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016	699	703,418
Pinnacle Foods Finance LLC
Term Loan, 4.75%, Maturing October 17, 2018	1,820	1,826,127
Solvest Ltd.
Term Loan, 5.02%, Maturing July 6, 2018	866	870,032

		$16,491,033

Food Service — 4.0%
Aramark Corporation
Term Loan, 3.46%, Maturing July 26, 2016	$216	$216,220
Term Loan, 3.46%, Maturing July 26, 2016	48	48,317
Term Loan, 3.47%, Maturing July 26, 2016	3,285	3,287,763
Term Loan, 3.57%, Maturing July 26, 2016	898	898,092
Buffets, Inc.
Term Loan, 0.24%, Maturing April 22, 2015	95	94,584
Burger King Corporation
Term Loan, Maturing September 27, 2019(2)	1,025	1,028,203
DineEquity, Inc.
Term Loan, 4.30%, Maturing October 19, 2017	1,196	1,205,771
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017	1,872	1,872,886
Landry’s, Inc.
Term Loan, 6.50%, Maturing April 24, 2018	647	656,613
NPC International, Inc.
Term Loan, 5.25%, Maturing December 28, 2018	323	327,417
OSI Restaurant Partners, LLC
Revolving Loan, 4.93%, Maturing June 14, 2013	247	246,522
Term Loan, 2.50%, Maturing June 14, 2014	2,353	2,345,710
P.F. Chang’s China Bistro Inc.
Term Loan, 6.25%, Maturing July 2, 2019	200	202,250
US Foods, Inc.
Term Loan, 5.75%, Maturing March 31, 2017	1,478	1,462,104
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing March 15, 2019	648	649,185
Wendy’s International, Inc.
Term Loan, 4.75%, Maturing May 15, 2019	1,700	1,717,265

		$16,258,902

Food/Drug Retailers — 2.0%
General Nutrition Centers, Inc.
Term Loan, 5.25%, Maturing March 2, 2018	$2,924	$2,928,892
Pantry, Inc. (The)
Term Loan, 5.75%, Maturing August 2, 2019	225	226,594

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Rite Aid Corporation
Term Loan, 1.97%, Maturing June 4, 2014	$3,850	$3,824,201
Term Loan, 4.50%, Maturing March 2, 2018	991	989,944
Sprouts Farmers Markets Holdings, LLC
Term Loan, 6.00%, Maturing April 18, 2018	274	276,370

		$8,246,001

Health Care — 13.6%
Alere, Inc.
Term Loan, 4.75%, Maturing June 30, 2017	$224	$224,761
Term Loan, 4.75%, Maturing June 30, 2017	248	249,559
Term Loan, 4.75%, Maturing June 30, 2017	1,188	1,194,868
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016	1,688	1,645,603
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015	1,300	1,306,083
Aveta, Inc.
Term Loan, 8.50%, Maturing April 4, 2017	325	328,904
Term Loan, 8.50%, Maturing April 4, 2017	325	328,904
Biomet Inc.
Term Loan, 3.31%, Maturing March 25, 2015	2,978	2,983,068
Catalent Pharma Solutions Inc.
Term Loan, 4.22%, Maturing September 15, 2016	2,262	2,270,849
Community Health Systems, Inc.
Term Loan, 3.92%, Maturing January 25, 2017	3,233	3,251,846
Convatec Inc.
Term Loan, 5.00%, Maturing December 22, 2016	540	542,830
CRC Health Corporation
Term Loan, 4.86%, Maturing November 16, 2015	1,462	1,390,373
DaVita, Inc.
Term Loan, Maturing September 2, 2019(2)	1,550	1,555,813
DJO Finance LLC
Term Loan, 5.22%, Maturing November 1, 2016	901	902,902
Term Loan, 6.25%, Maturing September 15, 2017	771	774,981
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018	1,491	1,442,531
Emdeon, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	398	401,483
Emergency Medical Services Corporation
Term Loan, 5.25%, Maturing May 25, 2018	427	429,317
Fenwal, Inc.
Term Loan, 2.67%, Maturing February 28, 2014	137	136,591
Term Loan, 2.67%, Maturing February 28, 2014	798	796,489
Grifols Inc.
Term Loan, 4.50%, Maturing June 1, 2017	1,308	1,321,087
Hanger Orthopedic Group, Inc.
Term Loan, 4.01%, Maturing December 1, 2016	588	591,041
HCA, Inc.
Term Loan, 3.61%, Maturing March 31, 2017	4,772	4,788,263
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018	4,193	4,230,587
Hologic Inc.
Term Loan, 4.50%, Maturing August 1, 2019	925	937,025
Iasis Healthcare LLC
Term Loan, 5.00%, Maturing May 3, 2018	813	816,180

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016	$2,482	$2,407,529
Term Loan, 6.75%, Maturing May 15, 2018	617	600,215
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018	542	535,643
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	249	252,492
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016	1,295	1,307,322
Medpace, Inc.
Term Loan, 6.51%, Maturing June 16, 2017	392	377,288
Multiplan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017	1,771	1,779,236
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017	274	272,257
One Call Medical, Inc.
Term Loan, 7.00%, Maturing August 16, 2019	450	450,000
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing February 25, 2017	985	975,946
Par Pharmaceutical Companies, Inc.
Term Loan, 5.00%, Maturing September 30, 2019	1,200	1,199,250
Pharmaceutical Product Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018	868	877,484
Physiotherapy Associates Holdings, Inc.
Term Loan, 6.01%, Maturing April 30, 2018	150	149,625
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018	1,457	1,466,576
Sheridan Holdings, Inc.
Term Loan, 6.00%, Maturing June 29, 2018	274	277,227
Sunrise Medical Holdings B.V.
Term Loan, 7.00%, Maturing May 13, 2014	328	321,885
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	716	713,924
Truven Health Analytics Inc.
Term Loan, 6.75%, Maturing June 6, 2019	698	704,360
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016	1,014	1,016,878
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.75%, Maturing February 13, 2019	399	402,242
Term Loan, 4.75%, Maturing February 13, 2019	522	526,511
Term Loan, 4.75%, Maturing February 13, 2019	1,995	2,007,219
Vanguard Health Holding Co. II, LLC
Term Loan, 5.00%, Maturing January 29, 2016	988	994,599
VWR Funding, Inc.
Term Loan, 2.72%, Maturing June 30, 2014	875	875,968
Term Loan, 4.47%, Maturing April 3, 2017	875	879,796

		$56,213,410

Home Furnishings — 0.8%
Hunter Fan Company
Term Loan, 2.72%, Maturing April 16, 2014	$198	$189,406
National Bedding Company LLC
Term Loan - Second Lien, 7.25%, Maturing February 28, 2014	2,291	2,285,157
Oreck Corporation
Term Loan - Second Lien, 3.88%, Maturing March 19, 2016(3)	93	83,877

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Serta Simmons Holdings, LLC
Term Loan, Maturing September 19, 2019(2)	$800	$797,929

		$3,356,369

Industrial Equipment — 0.9%
Colfax Corporation
Term Loan, 4.50%, Maturing January 11, 2019	$571	$575,146
Generac Power Systems, Inc.
Term Loan, 6.25%, Maturing February 8, 2019	725	740,406
Grede LLC
Term Loan, 7.00%, Maturing April 3, 2017	392	392,735
Husky Injection Molding Systems Ltd.
Term Loan, 5.75%, Maturing June 29, 2018	500	504,844
Kinetek Acquisitions Corporation
Term Loan, 2.47%, Maturing November 11, 2013	41	41,106
Term Loan, 2.47%, Maturing November 11, 2013	407	405,284
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017	270	271,841
Tank Holding Corp.
Term Loan, 6.75%, Maturing July 9, 2019	492	493,625
Terex Corporation
Term Loan, 5.50%, Maturing April 28, 2017	347	348,232

		$3,773,219

Insurance — 3.1%
Alliant Holdings I, Inc.
Term Loan, 3.36%, Maturing August 21, 2014	$954	$957,463
AmWINS Group, Inc.
Term Loan, 5.75%, Maturing June 6, 2019	474	475,589
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016	274	274,309
Asurion LLC
Term Loan, 5.50%, Maturing May 24, 2018	3,893	3,919,238
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019	245	254,112
CCC Information Services, Inc.
Term Loan, 5.75%, Maturing November 11, 2015	597	600,177
Hub International Limited
Term Loan, 4.72%, Maturing June 13, 2017	2,047	2,067,128
Term Loan, 6.75%, Maturing December 13, 2017	849	860,531
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016	999	996,726
USI Holdings Corporation
Term Loan, 2.72%, Maturing May 5, 2014	1,412	1,414,101
Term Loan, 7.00%, Maturing May 5, 2014	970	975,658

		$12,795,032

Leisure Goods/Activities/Movies — 4.8%
Alpha D2 Limited
Term Loan, 5.75%, Maturing April 28, 2017	$970	$980,938
AMC Entertainment, Inc.
Term Loan, 4.25%, Maturing December 15, 2016	1,998	2,009,894
Term Loan, 4.75%, Maturing February 22, 2018	496	500,022
AMC Networks Inc.
Term Loan, 4.00%, Maturing December 31, 2018	2,155	2,157,051
Bombardier Recreational Products, Inc.
Term Loan, 4.47%, Maturing June 28, 2016	1,478	1,488,948

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Bright Horizons Family Solutions, Inc.
Term Loan, 4.22%, Maturing May 28, 2015	$759	$760,970
Cinemark USA, Inc.
Term Loan, 3.48%, Maturing April 29, 2016	1,882	1,894,728
Clubcorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016	542	546,473
Fender Musical Instruments Corporation
Term Loan, 2.47%, Maturing June 9, 2014	572	571,667
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016	175	175,288
Regal Cinemas, Inc.
Term Loan, 3.25%, Maturing August 23, 2017	2,555	2,564,764
Revolution Studios Distribution Company, LLC
Term Loan, 3.97%, Maturing December 21, 2014(3)	413	335,787
SeaWorld Parks & Entertainment, Inc.
Term Loan, 2.93%, Maturing February 17, 2016	474	472,966
Term Loan, 4.00%, Maturing August 17, 2017	753	756,368
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018	2,450	2,468,365
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018	426	432,099
Zuffa LLC
Term Loan, 2.25%, Maturing June 19, 2015	1,691	1,661,595

		$19,777,923

Lodging and Casinos — 1.6%
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018	$490	$493,457
Caesars Entertainment Operating Company
Term Loan, 3.22%, Maturing January 28, 2015	1,500	1,461,141
Term Loan, 5.47%, Maturing January 26, 2018	1,447	1,318,939
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing March 24, 2017	443	447,036
Las Vegas Sands LLC
Term Loan, 2.72%, Maturing November 23, 2016	1,093	1,090,084
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018	568	570,962
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019	274	275,506
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018	697	704,336

		$6,361,461

Nonferrous Metals/Minerals — 1.9%
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018	$1,621	$1,636,129
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017	1,476	1,474,688
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 24, 2019	498	503,874
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017	297	297,958
Term Loan, 4.00%, Maturing March 10, 2017	2,187	2,193,989
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.72%, Maturing May 8, 2016	1,762	1,769,374

		$7,876,012

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Oil and Gas — 2.2%
Buffalo Gulf Coast Terminals LLC
Term Loan, 7.50%, Maturing October 31, 2017	$248	$252,450
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	87	88,223
Term Loan, 9.00%, Maturing June 23, 2017	1,222	1,246,312
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018	536	544,545
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	1,300	1,301,174
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016	833	804,145
Gibson Energy ULC
Term Loan, 4.75%, Maturing June 15, 2018	1,095	1,104,761
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	1,213	1,219,530
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 13, 2018	425	428,276
Sheridan Production Partners I, LLC
Term Loan, Maturing September 14, 2019(2)	989	979,031
Term Loan, Maturing September 25, 2019(2)	80	79,240
Term Loan, Maturing September 25, 2019(2)	131	129,729
Tervita Corporation
Term Loan, 3.22%, Maturing November 14, 2014	997	988,655

		$9,166,071

Publishing — 4.5%
Ascend Learning, Inc.
Term Loan, 5.75%, Maturing May 23, 2017	$1,673	$1,676,857
Black Press US Partnership
Term Loan, 2.42%, Maturing August 2, 2013	223	211,442
Term Loan, 2.42%, Maturing August 2, 2013	367	348,258
GateHouse Media Operating, Inc.
Term Loan, 2.22%, Maturing August 28, 2014	855	278,096
Term Loan, 2.22%, Maturing August 28, 2014	2,197	714,558
Term Loan, 2.47%, Maturing August 28, 2014	985	320,211
Getty Images, Inc.
Term Loan, 3.97%, Maturing November 2, 2015	258	258,769
Term Loan, 5.25%, Maturing November 7, 2016	2,484	2,489,611
Instant Web, Inc.
Term Loan, 3.59%, Maturing August 7, 2014	73	57,234
Term Loan, 3.59%, Maturing August 7, 2014	704	549,043
Interactive Data Corp.
Term Loan, 4.50%, Maturing February 12, 2018	1,482	1,491,810
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018	3,580	3,539,301
MediaNews Group
Term Loan, 8.50%, Maturing March 19, 2014	415	404,602
Nelson Education Ltd.
Term Loan, 2.86%, Maturing July 3, 2014	324	271,777
Newspaper Holdings Inc.
Term Loan, 2.00%, Maturing July 24, 2014	291	268,202
Nielsen Finance LLC
Term Loan, 3.98%, Maturing May 2, 2016	2,403	2,416,254

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
SGS International, Inc.
Term Loan, 5.75%, Maturing September 30, 2013	$170	$170,592
Term Loan, 5.75%, Maturing September 30, 2013	2,198	2,199,467
Source Interlink Companies, Inc.
Term Loan, 15.00%, Maturing March 18, 2014(3)(4)	370	221,757
Term Loan - Second Lien, 10.75%, Maturing June 18, 2013	444	426,471
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014	84	78,832
Term Loan, 8.00%, Maturing September 29, 2014	112	105,110

		$18,498,254

Radio and Television — 2.2%
Clear Channel Communications, Inc.
Term Loan, 3.87%, Maturing January 28, 2016	$787	$645,678
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018	2,033	2,047,139
Entercom Radio, LLC
Term Loan, 6.25%, Maturing November 23, 2018	236	237,464
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 31, 2017	675	681,750
LIN Television Corp.
Term Loan, 5.00%, Maturing December 21, 2018	248	251,227
Local TV Finance, LLC
Term Loan, 4.22%, Maturing May 7, 2015	824	831,120
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016	985	987,400
Raycom TV Broadcasting, Inc.
Term Loan, 4.50%, Maturing May 31, 2017	444	442,153
Sinclair Television Group Inc.
Term Loan, 4.00%, Maturing October 28, 2016	330	331,919
Univision Communications Inc.
Term Loan, 4.47%, Maturing March 31, 2017	2,803	2,781,583

		$9,237,433

Rail Industries — 0.1%
RailAmerica, Inc.
Term Loan, 4.00%, Maturing March 1, 2019	$398	$398,249

		$398,249

Retailers (Except Food and Drug) — 3.2%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019	$996	$1,008,954
Evergreen Acqco 1 LP
Term Loan, 6.25%, Maturing July 9, 2019	324	328,645
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018	603	606,444
Harbor Freight Tools USA, Inc.
Term Loan, 5.50%, Maturing November 14, 2017	475	477,672
J Crew Group, Inc.
Term Loan, 4.75%, Maturing March 7, 2018	790	791,270
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018	2,134	2,142,199
Michaels Stores, Inc.
Term Loan, 4.91%, Maturing July 29, 2016	926	934,692
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018	399	400,995

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Neiman Marcus Group, Inc. (The)
Term Loan, 4.75%, Maturing May 16, 2018	$1,525	$1,536,004
Ollie’s Bargain Outlet, Inc.
Term Loan, Maturing September 27, 2019(2)	250	247,500
Pep Boys-Manny, Moe & Jack (The)
Term Loan, Maturing October 17, 2018(2)	225	223,312
Petco Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017	1,495	1,503,996
Pilot Travel Centers LLC
Term Loan, 4.25%, Maturing March 30, 2018	850	854,197
Term Loan, 4.25%, Maturing August 7, 2019	275	276,719
ServiceMaster Company
Term Loan, 4.48%, Maturing January 31, 2017	976	980,393
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016	612	592,871
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018	325	328,656

		$13,234,519

Steel — 1.0%
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014	$525	$530,250
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017	1,816	1,828,824
Patriot Coal Corporation
Term Loan, 9.25%, Maturing October 4, 2013	400	403,500
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018	494	496,220
Waupaca Foundry, Inc.
Term Loan, 8.50%, Maturing June 29, 2017	500	505,000
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	300	303,375

		$4,067,169

Surface Transport — 0.9%
Hertz Corporation, (The)
Term Loan, 3.75%, Maturing March 9, 2018	$1,000	$965,000
Term Loan, 3.75%, Maturing March 9, 2018	1,156	1,155,315
Swift Transportation Co. Inc.
Term Loan, 3.98%, Maturing December 21, 2016	846	850,661
Term Loan, 5.00%, Maturing December 21, 2017	895	900,512

		$3,871,488

Telecommunications — 3.3%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016	$761	$697,191
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019	819	822,856
Intelsat Jackson Holdings S.A.
Term Loan, 5.25%, Maturing April 2, 2018	5,382	5,408,451
MetroPCS Wireless, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	2,903	2,911,669
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018	444	445,347
Term Loan, Maturing September 20, 2019(2)	200	201,125

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Syniverse Holdings, Inc.
Term Loan, 5.00%, Maturing April 23, 2019	$898	$901,116
Telesat LLC
Term Loan, 4.25%, Maturing March 28, 2019	1,870	1,877,326
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019	449	451,490

		$13,716,571

Utilities — 3.3%
AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018	$1,256	$1,264,397
BRSP, LLC
Term Loan, 7.50%, Maturing June 4, 2014	752	752,079
Calpine Corporation
Term Loan, 4.50%, Maturing April 2, 2018	469	470,738
Term Loan, 4.50%, Maturing April 2, 2018	2,807	2,819,212
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016	1,240	1,288,031
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016	446	468,023
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019	524	528,924
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018	4,409	4,438,473
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.76%, Maturing October 10, 2017	2,261	1,563,422

		$13,593,299

Total Senior Floating-Rate Interests (identified cost $388,238,711)		$390,180,299

Corporate Bonds & Notes — 2.3%

Security	Principal Amount (000’s omitted)	Value
Chemicals and Plastics — 0.4%
Hexion US Finance Corp., Sr. Notes
6.625%, 4/15/20(5)	$1,000	$1,022,500
Ineos Finance PLC, Sr. Notes
8.375%, 2/15/19(5)	575	607,344

		$1,629,844

Containers and Glass Products — 0.8%
Berry Plastics Corp., Sr. Notes
5.205%, 2/15/15(6)	$1,000	$1,003,000
Reynolds Group Holdings, Inc., Sr. Notes
5.75%, 10/15/20(5)	1,925	1,927,406
Smurfit Kappa Acquisitions
4.875%, 9/15/18(5)	225	223,031

		$3,153,437

Financial Intermediaries — 0.1%
First Data Corp., Sr. Notes
6.75%, 11/1/20(5)	$650	$649,188

		$649,188

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.2%
CHS/Community Health Systems, Inc., Sr. Notes
5.125%, 8/15/18(5)	$1,050	$1,092,000

		$1,092,000

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Sr. Notes
8.50%, 2/15/20(5)	$1,125	$1,127,812

		$1,127,812

Radio and Television — 0.1%
Univision Communications, Inc., Sr. Notes
6.75%, 9/15/22(5)	$425	$427,125

		$427,125

Utilities — 0.4%
Calpine Corp., Sr. Notes
7.875%, 1/15/23(5)	$1,475	$1,637,250

		$1,637,250

Total Corporate Bonds & Notes (identified cost $9,434,404)		$9,716,656

Common Stocks — 0.8%

Security	Shares	Value
Automotive — 0.1%
Dayco Products, LLC(3)(7)(8)	15,250	$419,375

		$419,375

Financial Intermediaries — 0.0%(9)
RTS Investor Corp.(3)(7)(8)	82	$7,864

		$7,864

Food Service — 0.0%(9)
Buffets Restaurants Holdings, Inc.(3)(7)(8)	4,055	$36,860

		$36,860

Home Furnishings — 0.0%(9)
Oreck Corp.(3)(7)(8)	1,658	$95,169

		$95,169

Lodging and Casinos — 0.4%
Affinity Gaming, LLC(7)(8)	41,797	$473,699
Tropicana Entertainment, Inc.(3)(7)(8)	71,982	1,034,741

		$1,508,440

Publishing — 0.3%
Ion Media Networks, Inc.(3)(7)(8)	399	$253,764
MediaNews Group, Inc.(3)(7)(8)	45,600	956,691
Source Interlink Companies, Inc.(3)(7)(8)	1,145	6,721

		$1,217,176

Total Common Stocks (identified cost $2,627,331)		$3,284,884

Short-Term Investments — 2.3%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/1/12	$9,420	$9,419,739

Total Short-Term Investments (identified cost $9,419,739)		$9,419,739

Total Investments — 100.1% (identified cost $409,720,185)		$412,601,578

Other Assets, Less Liabilities — (0.1)%		$(512,870)

Net Assets — 100.0%		$412,088,708

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after September 30, 2012, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2012, the aggregate value of these securities is $8,713,656 or 2.1% of the Fund’s net assets.

(6)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2012.

(7)	Non-income producing security.

(8)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(9)	Amount is less than 0.05%.

The Fund did not have any open financial instruments at September 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$409,756,018

Gross unrealized appreciation	$7,171,937
Gross unrealized depreciation	(4,326,377)

Net unrealized appreciation	$2,845,560

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests	$—	$389,349,024	$831,275	$390,180,299
Corporate Bonds & Notes	—	9,716,656	—	9,716,656
Common Stocks	—	473,699	2,811,185	3,284,884
Short-Term Investments	—	9,419,739	—	9,419,739
Total Investments	$—	$408,959,118	$3,642,460	$412,601,578

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2012 is not presented.

At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

VT Large-Cap Value Fund

September 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.3%

Security	Shares	Value
Aerospace & Defense — 3.5%
Boeing Co. (The)	7,730	$538,162
General Dynamics Corp.	3,814	252,182
Honeywell International, Inc.	9,869	589,673
United Technologies Corp.	7,531	589,602

		$1,969,619

Air Freight & Logistics — 0.5%
FedEx Corp.	3,005	$254,283

		$254,283

Biotechnology — 1.6%
Celgene Corp.(1)	4,007	$306,135
Gilead Sciences, Inc.(1)	9,405	623,833

		$929,968

Capital Markets — 2.2%
Ameriprise Financial, Inc.	6,914	$391,955
Goldman Sachs Group, Inc. (The)	4,992	567,490
State Street Corp.	7,152	300,098

		$1,259,543

Chemicals — 1.5%
Air Products and Chemicals, Inc.	3,301	$272,992
LyondellBasell Industries NV, Class A	10,830	559,478

		$832,470

Commercial Banks — 7.5%
Fifth Third Bancorp	22,198	$344,291
KeyCorp	35,770	312,630
PNC Financial Services Group, Inc.	11,920	752,152
Regions Financial Corp.	90,543	652,815
U.S. Bancorp	16,688	572,399
Wells Fargo & Co.	46,910	1,619,802

		$4,254,089

Computers & Peripherals — 2.9%
Apple, Inc.	2,459	$1,640,792

		$1,640,792

Consumer Finance — 2.3%
American Express Co.	17,648	$1,003,465
Capital One Financial Corp.	5,433	309,736

		$1,313,201

1

Security	Shares	Value
Diversified Financial Services — 4.8%
Citigroup, Inc.	33,776	$1,105,151
JPMorgan Chase & Co.	39,807	1,611,387

		$2,716,538

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	14,754	$556,226
CenturyLink, Inc.	13,231	534,532

		$1,090,758

Electric Utilities — 3.3%
American Electric Power Co., Inc.	17,817	$782,879
NextEra Energy, Inc.	11,347	798,034
PPL Corp.	9,914	288,002

		$1,868,915

Energy Equipment & Services — 2.3%
National Oilwell Varco, Inc.	11,774	$943,215
Schlumberger, Ltd.	4,968	359,336

		$1,302,551

Food & Staples Retailing — 2.3%
CVS Caremark Corp.	26,496	$1,282,936

		$1,282,936

Food Products — 3.4%
Kraft Foods, Inc., Class A	20,529	$848,874
Nestle SA	7,648	482,569
Unilever NV - NY Shares	16,688	592,090

		$1,923,533

Health Care Equipment & Supplies — 1.1%
Covidien PLC	10,437	$620,167

		$620,167

Health Care Providers & Services — 1.9%
UnitedHealth Group, Inc.	19,377	$1,073,680

		$1,073,680

Industrial Conglomerates — 2.4%
General Electric Co.	60,748	$1,379,587

		$1,379,587

Insurance — 4.3%
ACE, Ltd.	7,430	$561,708
Prudential Financial, Inc.	9,536	519,807
Travelers Companies, Inc. (The)	11,682	797,413
XL Group PLC	22,182	533,034

		$2,411,962

2

Security	Shares	Value
Internet Software & Services — 0.7%
Google, Inc., Class A(1)	512	$386,304

		$386,304

IT Services — 1.7%
International Business Machines Corp.	4,742	$983,728

		$983,728

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	7,152	$420,752

		$420,752

Machinery — 1.7%
Deere & Co.	3,959	$326,578
Eaton Corp.	7,490	353,977
PACCAR, Inc.	7,152	286,259

		$966,814

Media — 4.3%
Comcast Corp., Class A	21,552	$770,915
Time Warner, Inc.	7,514	340,609
Walt Disney Co. (The)	24,742	1,293,512

		$2,405,036

Metals & Mining — 1.0%
Freeport-McMoRan Copper & Gold, Inc.	14,743	$583,528

		$583,528

Multi-Utilities — 2.7%
National Grid PLC ADR	10,612	$587,480
PG&E Corp.	6,590	281,195
Sempra Energy	10,164	655,477

		$1,524,152

Multiline Retail — 2.3%
Macy’s, Inc.	17,259	$649,284
Target Corp.	10,286	652,852

		$1,302,136

Oil, Gas & Consumable Fuels — 14.1%
Anadarko Petroleum Corp.	6,245	$436,650
Chevron Corp.	14,681	1,711,217
ConocoPhillips	21,254	1,215,304
EOG Resources, Inc.	4,492	503,329
Exxon Mobil Corp.	18,601	1,701,061
Marathon Petroleum Corp.	5,966	325,684
Occidental Petroleum Corp.	16,512	1,421,023
Phillips 66	14,023	650,247

		$7,964,515

3

Security	Shares	Value
Pharmaceuticals — 7.4%
Johnson & Johnson	13,378	$921,878
Merck & Co., Inc.	34,617	1,561,227
Pfizer, Inc.	69,386	1,724,242

		$4,207,347

Real Estate Investment Trusts (REITs) — 2.8%
AvalonBay Communities, Inc.	3,735	$507,923
Boston Properties, Inc.	5,021	555,373
Public Storage, Inc.	3,644	507,135

		$1,570,431

Road & Rail — 1.5%
Union Pacific Corp.	7,231	$858,320

		$858,320

Software — 3.6%
Microsoft Corp.	32,740	$974,997
Oracle Corp.	33,343	1,049,971

		$2,024,968

Specialty Retail — 0.5%
Lowe’s Companies, Inc.	9,984	$301,916

		$301,916

Tobacco — 1.1%
Philip Morris International, Inc.	7,152	$643,251

		$643,251

Wireless Telecommunication Services — 1.5%
Rogers Communications, Inc., Class B	13,679	$552,632
Vodafone Group PLC ADR	9,721	277,000

		$829,632

Total Common Stocks (identified cost $48,401,733)		$55,097,422

Total Investments — 97.3% (identified cost $48,401,733)		$55,097,422

Other Assets, Less Liabilities — 2.7%		$1,542,611

Net Assets — 100.0%		$56,640,033

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

4

The Fund did not have any open financial instruments at September 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$48,598,338

Gross unrealized appreciation	$7,468,133
Gross unrealized depreciation	(969,049)

Net unrealized appreciation	$6,499,084

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$4,009,088	$—		$—	$4,009,088
Consumer Staples	3,367,151	482,569		—	3,849,720
Energy	9,267,066	—		—	9,267,066
Financials	13,525,764	—		—	13,525,764
Health Care	7,251,914	—		—	7,251,914
Industrials	5,428,623	—		—	5,428,623
Information Technology	5,035,792	—		—	5,035,792
Materials	1,415,998	—		—	1,415,998
Telecommunication Services	1,920,390	—		—	1,920,390
Utilities	3,393,067	—		—	3,393,067
Total Common Stocks	$54,614,853	$482,569	*	$—	$55,097,422
Total Investments	$54,614,853	$482,569		$—	$55,097,422

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 26, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 26, 2012